cik 854709

06064120

CERTIVAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

DEC 20 2006

1-11781

Gary Sundick
Vice President
Listings/Investigations

PROCESSED
DEC 20 2006
THOMSON
FINANCIAL

By Facsimile and First Class Mail

December 20, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 19, 2006 The Nasdaq Stock Market (the "Exchange") received from Dayton Superior Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick